Earnings Per Share - Summary of Earnings Per Share (Detail) - GBP (£) £ / shares in Units, £ in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings per share [abstract]
Earnings/(loss) for the year from continuing operations	£ 590	£ 408	£ (2,335)
Non-controlling interest	(2)	(2)	(2)
Earnings/(loss) attributable to equity holders of the company	£ 588	£ 406	£ (2,337)
Weighted average number of shares (millions)	778.1	813.4	814.8
Effect of dilutive share options (millions)	0.6	0.3
Weighted average number of shares (millions) for diluted earnings	778.7	813.7	814.8
Earnings/(loss) per share
Basic	£ 0.756	£ 0.499	£ (2.868)
Diluted	£ 0.755	£ 0.499	£ (2.868)